The Prudential
                                Arthur D. Woods, III
                                Assistant General Counsel
                                Law Department


                                The Prudential Insurance Company of America
                                213 Washington Street
                                Newark, NJ 07102-2992
                                (201) 802-8020 fax: (201) 802-9560




                                                              May 5, 1997



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                  Re: Pruco Life of New Jersey Variable Appreciable Account (Registration No. 33-57186)


Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(b) would not have differed from the Prospectus contained in Post-Effective Amendment No. 7 and (ii) that the text of Post-Effective Amendment No. 7 was filed electronically on April 28, 1997. (Accession No. 0000950110-97-000693)


                            By: /s/
                                -----------------------------------------------
                                    Arthur D. Woods, III
                                    Assistant General Counsel
                                    The Prudential Insurance Company of America